PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 2,227	$ 3,032
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 324	$ 363